Supplemental Balance Sheet Information	12 Months Ended
Dec. 31, 2012
Supplemental Balance Sheet Information
Supplemental Balance Sheet Information

NOTE 4. Supplemental Balance Sheet Information

Accounts payable (included as a separate line item in the Consolidated Balance Sheet) includes drafts payable on demand of $74 million at December 31, 2012, and $82 million at December 31, 2011. Accumulated depreciation for capital leases totaled $73 million and $60 million as of December 31, 2012, and 2011, respectively. Additional supplemental balance sheet information is provided in the table that follows.

(Millions)	2012	2011
Other current assets
Prepaid expenses and other	$555	$676
Deferred income taxes	472	385
Derivative assets-current	49	107
Product and other insurance receivables	125	109
Total other current assets	$1,201	$1,277

Investments
Equity method	$105	$98
Cost method	47	47
Other investments	11	10
Total investments	$163	$155

Property, plant and equipment - at cost
Land	$413	$377
Buildings and leasehold improvements	6,975	6,587
Machinery and equipment	14,190	13,240
Construction in progress	791	814
Capital leases	156	148
Gross property, plant and equipment	22,525	21,166
Accumulated depreciation	(14,147)	(13,500)
Property, plant and equipment - net	$8,378	$7,666

Other assets
Deferred income taxes	$578	$1,018
Product and other insurance receivables	139	151
Cash surrender value of life insurance policies	230	223
Other assets	270	264
Total other assets	$1,217	$1,656

Other current liabilities
Accrued trade payables	$516	$516
Deferred income	471	389
Derivative liabilities	106	49
Restructuring actions	31	6
Employee benefits and withholdings	178	160
Product and other claims	147	159
Property and other taxes	87	94
Pension and postretirement benefits	55	53
Deferred income taxes	45	23
Other	645	636
Total other current liabilities	$2,281	$2,085

Other liabilities
Long term income taxes payable	$454	$595
Employee benefits	332	351
Product and other claims	314	329
Capital lease obligations	71	79
Deferred income	29	19
Deferred income taxes	167	251
Other	267	233
Total other liabilities	$1,634	$1,857